PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 4,674,619	$ 4,701,619
Less: accumulated depreciation and amortization	(1,084,461)	(855,928)
Less impairment	(45,407)	(28,676)
Total	3,544,751	3,817,015
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,322,359	4,322,359
Electronic Devices [Member]
Property, Plant and Equipment [Line Items]
Subtotal	310,724	315,992
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	40,324	32,480
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,212	$ 30,788